Mergers, Acquisitions, and Dispositions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisitions
Acquisition of CENG noncontrolling interest	$ 885	$ 0	$ 0
Deferred Tax Liability Adjustment - Noncontrolling Interest	(290)
Business Dispositions
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 201	$ 24	$ 27
Nine Mile Point [Member] | CENG [Member]
Business Acquisitions
Equity Method Investment, Ownership Percentage	82.00%
Nine Mile Point [Member] | Exelon Generation Co L L C [Member]
Business Acquisitions
Equity Method Investment, Ownership Percentage	82.00%